Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss used in basic EPS and diluted EPS:
Continuing operations	£ (7,079)	£ (7,656)	£ (5,460)
Denominator
Weighted average number of ordinary shares used in basic EPS:	315,849,600	4,941,793	4,027,345
Basic and diluted loss per share:
Continuing operations - pence	£ (2)	£ (155)	£ (136)